Warrants - Additional Information (Detail)	Oct. 12, 2018 $ / shares shares
Disclosure Of Detailed Information About Warrants [Abstract]
Warrant issued during period | shares	112,000
Warrant issue price	$ 52.33
Warrant term	60 months
Warrant exercise price	$ 341.60